Loans And Allowance For Credit Losses (Sensitivities Of The Fair Value To An Immediate Adverse Change) (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2011	Mar. 31, 2011
Impact Of Ten Basis Points Adverse Change [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Minimum sensitivity one month forward rate change	99.82%	99.85%
Maximum sensitivity one month forward rate change	99.97%	99.92%
Impact Of Twenty Basis Points Adverse Change [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Minimum sensitivity one month forward rate change	99.64%	99.70%
Maximum sensitivity one month forward rate change	99.94%	99.84%
Impact Of Ten Percent Adverse Change [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Minimum sensitivity credit spread change	98.86%	99.02%
Maximum sensitivity credit spread change	99.93%	99.79%
Impact Of Twenty Percent Adverse Change [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Minimum sensitivity credit spread change	97.72%	98.04%
Maximum sensitivity credit spread change	99.85%	99.57%